Related party information (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) director	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Feb. 21, 2018
Related party borrowings and receivables
Investment in joint ventures	€ 8	€ 6
Paul Coulson Ownership Interests | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding				25.00%
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Percentage of issued share capital holding	34.00%
Yeoman Capital S.A. and subsidiaries
Related party borrowings and receivables
Fees charged for services provided	€ 0	0	€ 0
Amount payable	€ 0	0	0
Yeoman Capital S.A. and subsidiaries | ARD Holdings S.A.
Related party borrowings and receivables
Number of common directors | director	5
Key Management Personnel
Related party borrowings and receivables
Amount payable	€ 6	4	4
Salaries and other short term employee benefits	11	11	9
Other employment benefits	1	1	1
Key management compensation excluding transaction cost	12	12	10
Transaction related and other compensation	6	26
Key management compensation	€ 18	€ 38	€ 10